Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before provision for income taxes consists of the following:

	December 31,
	2016	2015	2014
	U.S. dollars in thousands

Domestic (Israel)	$15,765	$13,388	$7,022
Foreign (US)	41	1,953	-
	$15,806	$15,341	$7,022

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax provision consist of the following:

	December 31,
	2016	2015	2014
	U.S. dollars in thousands

Current Provision for income taxes:
Domestic (Israel)	$5	$-	$-
Foreign (U.S)	166	24	-
Total current provision for income taxes	$171	$24	$-
Previous years adjustments – foreign	50	-	-
Deferred tax benefit – foreign	(5)	-	-
Total provision for income tax	$216	$24	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation setting forth the differences between the effective tax rates of the Company and the Israeli statutory tax rate is as follows:

	December 31,
	2016	2015	2014

Israeli tax provision at statutory rate	25.00%	26.50%	26.50%
Foreign/state rate differences	(0.32)%	(0.22)%	0.00%
Non-deductible stock based compensation	(1.11)%	(4.53)%	(2.54)%
Previous years taxes	(0.47)%	0.00%	0.00%
Differences form which deferred taxes were not recorded	0.19%	0.20%	0.00%
Changes in valuation allowance	(18.39)%	(22.02)%	(5.35)%
Adjustment of deferred taxes due to tax rate changes	(5.89)%	0.00%	0.00%
Other permanent differences	(0.38)%	(0.09)%	(18.61)%
	(1.37)%	(0.16)%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2016	2015

	U.S. dollars in thousands

Operating loss roll forward	$5,685	$3,580
Reserves and allowances	1,956	2,185
Net deferred tax asset before valuation allowance	7,641	5,765
Valuation allowance	(7,636)	(5,765)
	$5	$-